Total revenue and income (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary Of Disaggregation Of Revenue By Major Service Lines
a) Net revenue from services rendered
Revenue from contracts with customers derives mostly from services rendered and fees charged at daily transactions from customers, therefore mostly recognized at a point in time. Disaggregation of revenue by major service lines are as follows:

	2019	2018	2017
Major service lines
Brokerage commission	1,288,135	861,068	639,615
Securities placement	1,154,786	631,949	401,402
Management fees	1,035,224	527,644	221,936
Insurance brokerage fee	106,438	56,713	29,167
Educational services	97,986	42,653	18,682
Other services	275,467	160,409	111,647

	3,958,036	2,280,436	1,422,449
(-) Sales taxes and contributions on revenue (i)	(362,264)	(225,887)	(138,833)

	3,595,772	2,054,549	1,283,616

(i)	Mostly related to taxes on services (ISS) and contributions on revenue (PIS and COFINS).

Summary Of Net Income From Financial Instruments
b) Net income from financial instruments

	2019	2018	2017
Net Income of financial instruments at fair value through profit or loss	1,360,207	821,617	562,895
Net Income of financial instruments measured at amortized cost and at fair value through other comprehensive income	199,947	114,442	79,380
(-) Taxes and contributions on financial income	(28,118)	(32,155)	(19,241)

	1,532,036	903,904	623,034

Summary Of Disaggregation By Geographic Location
c) Disaggregation by geographic location

	2019	2018	2017
Brazil	4,790,236	2,716,459	1,751,419
United States	307,456	204,207	131,198
Europe	30,116	37,787	24,033

Total Revenue and Income	5,127,808	2,958,453	1,906,650

	2019	2018
Brazil	1,208,737	881,434
United States	224,244	31,829
Europe	16,476	7,556

Selected assets (i)	1,449,457	920,819

(i)	Selected assets are Total assets of the Company, less: financial assets and deferred tax assets and are presented by geographic location.